Invested Assets and Investment Income - Summary of Total Investment Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Expenses [line items]
Total investment expenses	$ 1,297	$ 1,221
Related to invested assets [Member]
Investment Expenses [line items]
Total investment expenses	720	679
Related to segregated, mutual and other funds [Member]
Investment Expenses [line items]
Total investment expenses	$ 577	$ 542